Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Trading revenue [abstract]
Interest rates	$ 700		$ 437	$ 480
Foreign exchange	401		377	369
Equities	269		449	239
Commodities	145		63	84
Other	6		95	39
Total trading revenue	1,521		1,421	1,211
Net interest income	1,223		716	1,127
Non-interest revenue - trading revenue	298	[1]	705	84
Total trading revenue	$ 1,521		$ 1,421	$ 1,211

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).